Intangible assets - Breakdown of exploration rights by type (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Intangible assets	€ 6,022	€ 6,434	€ 6,379
Exploration rights
Intangible assets
Intangible assets	446	534	€ 663
Proved licence and leasehold property acquisition costs
Intangible assets
Intangible assets	61	79
Unproved licence and leasehold property acquisition costs
Intangible assets
Intangible assets	€ 385	€ 455